RJ Eagle Vertical Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 79.0%	Par	Value
Aerospace & Defense - 4.4%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$180,000	$182,959
Lockheed Martin Corp., 5.25%, 01/15/2033	174,000	181,142
Northrop Grumman Corp., 5.20%, 06/01/2054	197,000	181,518
		545,619

Automobile Components - 1.5%
BorgWarner, Inc., 5.40%, 08/15/2034	179,000	181,233

Banks - 6.9%
Bank of America Corp., 6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	122,000	122,224
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	121,000	121,854
Huntington Bancshares, Inc., 6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual	125,000	123,163
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	179,000	183,678
The PNC Financial Services Group, Inc., 6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	182,000	183,597
Wells Fargo & Co., 7.63% to 09/15/2028 then 5 yr. CMT Rate + 3.61%, Perpetual	116,000	121,856
		856,372

Beverages - 3.4%
Constellation Brands, Inc., 4.75%, 05/09/2032	185,000	183,599
Diageo Capital PLC, 5.88%, 09/30/2036	160,000	169,269
Diageo Investment Corp., 4.25%, 05/11/2042	86,000	73,321
		426,189

Biotechnology - 1.5%
Amgen, Inc., 5.25%, 03/02/2030	179,000	183,804

Broadline Retail - 1.5%
Amazon.com, Inc.
4.70%, 12/01/2032	163,000	164,869
4.35%, 03/20/2033	20,000	19,636
		184,505

Capital Markets - 3.9%
Moody's Corp., 4.88%, 12/17/2048	206,000	179,896
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	120,000	121,932
The Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	175,000	183,337
		485,165

Commercial Services & Supplies - 2.9%
Waste Connections, Inc., 5.00%, 03/01/2034	181,000	182,174
Waste Management, Inc., 4.88%, 02/15/2034	180,000	182,009
		364,183

Communications Equipment - 1.4%
Motorola Solutions, Inc., 5.20%, 08/15/2032	178,000	180,540

Computers - 1.5%
Dell International LLC/EMC Corp., 4.75%, 10/06/2032	187,000	184,343

Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp., 5.00%, 11/01/2032	244,000	242,457

Diversified Telecommunication Services - 1.9%
Comcast Corp., 5.35%, 05/15/2053	273,000	241,376

Electric Utilities - 4.2%
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	95,000	93,842
Duke Energy Corp., 6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	115,000	118,754
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	122,000	122,823
The Southern Co.
3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	75,000	74,254
6.00% to 04/01/2033 then 5 yr. CMT Rate + 1.99%, 04/01/2058	115,000	115,576
		525,249

Electrical Equipment - 1.5%
Emerson Electric Co., 5.00%, 03/15/2035	180,000	181,179

Electronic Equipment, Instruments & Components - 1.5%
Jabil, Inc., 5.45%, 02/01/2029	179,000	182,550

Financial Services - 1.5%
Fiserv, Inc., 5.38%, 08/21/2028	180,000	182,808

Food Products - 2.9%
Kellanova, 5.25%, 03/01/2033	178,000	181,670
The J M Smucker Co., 6.20%, 11/15/2033	172,000	182,248
		363,918

Ground Transportation - 1.9%
Union Pacific Corp., 3.25%, 02/05/2050	351,000	237,712

Health Care Providers & Services - 5.9%
CVS Health Corp., 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	175,000	180,353
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	188,000	183,047
Quest Diagnostics, Inc., 5.00%, 12/15/2034	184,000	182,743
UnitedHealth Group, Inc., 5.35%, 02/15/2033	177,000	181,723
		727,866

Industrial Conglomerates - 2.0%
Honeywell International, Inc., 4.50%, 01/15/2034	248,000	243,980

Insurance - 2.9%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	178,000	182,294
Brown & Brown, Inc., 5.25%, 06/23/2032	183,000	182,494
		364,788

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	177,000	181,510

Machinery - 3.0%
Ingersoll Rand, Inc., 5.45%, 06/15/2034	180,000	183,793
Otis Worldwide Corp., 5.13%, 11/19/2031	180,000	184,134
		367,927

Multi-Utilities - 2.5%
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	191,000	185,238
Dominion Energy, Inc., 4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	124,000	122,040
		307,278

Professional Services - 1.5%
Equifax, Inc., 5.10%, 12/15/2027	184,000	185,842

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc., 5.15%, 11/15/2031	180,000	184,649

Software - 4.3%
Microsoft Corp., 3.04%, 03/17/2062	292,000	177,412
Oracle Corp., 6.25%, 11/09/2032	177,000	181,622
Roper Technologies, Inc., 5.10%, 09/15/2035	182,000	176,973
		536,007

Specialty Retail - 4.4%
AutoNation, Inc., 5.89%, 03/15/2035	178,000	181,658
AutoZone, Inc., 4.00%, 04/15/2030	189,000	184,450
Lowe's Cos., Inc., 5.15%, 07/01/2033	178,000	180,035
		546,143

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc., 3.75%, 11/13/2047	310,000	239,792

Transportation - 1.4%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/2041	188,000	180,562
TOTAL CORPORATE BONDS (Cost $10,012,062)		9,815,546

COMMON STOCKS - 17.1%	Shares	Value
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B	772	75,949

Banks - 1.1%
KeyCorp	6,669	133,714

Beverages - 1.1%
The Coca-Cola Co.	1,866	141,909

Biotechnology - 0.9%
AbbVie, Inc.	541	117,662

Capital Markets - 1.3%
CME Group, Inc.	538	158,898

Communications Equipment - 1.1%
Cisco Systems, Inc.	1,811	140,516

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	4,903	142,138
Verizon Communications, Inc.	2,019	101,354
		243,492

Electric Utilities - 1.2%
Evergy, Inc.	1,761	144,261

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	1,341	116,198

IT Services - 0.7%
International Business Machines Corp.	370	89,684

Machinery - 1.0%
PACCAR, Inc.	1,041	120,236

Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	440	91,036
The Williams Cos, Inc.	2,194	159,679
		250,715

Pharmaceuticals - 1.0%
Pfizer, Inc.	4,202	117,992

Retail REITs - 1.1%
Realty Income Corp.	2,212	135,330

Tobacco - 1.1%
Philip Morris International, Inc.	817	135,083
TOTAL COMMON STOCKS (Cost $2,021,591)		2,121,639

PREFERRED STOCKS - 1.2%	Shares	Value
Specialized REITs - 1.2%
Public Storage	–	$–
Series P, 4.00%, Perpetual	975	14,849
Series R, 4.00%, Perpetual	8,550	130,217
TOTAL PREFERRED STOCKS (Cost $157,566)		145,066

CONVERTIBLE PREFERRED STOCKS - 1.1%	Shares	Value
Electric Utilities - 1.1%
NextEra Energy, Inc., 7.30%, 06/01/2027	2,475	138,550
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $131,847)		138,550

TOTAL INVESTMENTS - 98.4% (Cost $12,323,066)		12,220,801
Other Assets in Excess of Liabilities - 1.6%		201,900
TOTAL NET ASSETS - 100.0%		$12,422,701

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

RJ Eagle Vertical Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$9,815,546	$–	$9,815,546
Common Stocks	2,121,639	–	–	2,121,639
Preferred Stocks	145,066	–	–	145,066
Convertible Preferred Stocks	138,550	–	–	138,550
Total Investments	$2,405,255	$9,815,546	$–	$12,220,801

Refer to the Schedule of Investments for further disaggregation of investment categories.